Condensed financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheet

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2023 and 2024.

	As of December 31,
	2023	2024
	RMB	RMB	US$ Note2(f)

Assets
Cash and cash equivalents	67,403	76,052	10,419
Short-term investments	-	14,566	1,997
Prepaid expenses and other assets	18,290	34,812	4,769
Amounts due from Group companies	1,108,198	870,209	119,218
Amounts due from related parties	-	16,726	2,291
Investment in subsidiaries[1]	15,373,634	17,900,257	2,452,325
Total assets	16,567,525	18,912,622	2,591,019
Liabilities and Shareholders’ Equity
Accrued expenses and other liabilities	1,418	1,493	205
Amounts due to Group companies	2,817,322	3,707,065	507,866
Total liabilities	2,818,740	3,708,558	508,071
Shareholders’ equity :
Class A ordinary shares (US$0.00001 par value; 10,000,000,000 shares authorized as of December 31, 2023 and 2024; 980,871,169 and 983,371,169 issued as of December 31, 2023 and 2024; 757,194,939 and 699,550,724 outstanding as of December 31, 2023 and 2024)	64	64	9
Class B ordinary shares (US$0.00001 par value; 10,000,000,000 shares authorized as of December 31, 2023 and 2024; 569,200,000 and 566,700,000 issued and outstanding as of December 31, 2023 and 2024)	39	39	5
Additional paid-in capital	5,748,734	5,815,437	796,712
Treasury stock (223,676,230 and 283,820,445 shares as of December 31, 2023 and 2024)	(1,199,683)	(1,765,542)	(241,878)
Statutory reserves	762,472	852,723	116,823
Accumulated other comprehensive income	80,006	92,626	12,689
Retained earnings	8,357,153	10,208,717	1,398,588
Total shareholders’ equity	13,748,785	15,204,064	2,082,948
Total liabilities and shareholders’ equity	16,567,525	18,912,622	2,591,019

1	The subsidiaries consolidate the VIEs and their subsidiaries (including the consolidated trusts).

Schedule of comprehensive income

Statements of comprehensive income

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ Note 2(f)

Operating expenses
General and administrative expenses	(20,027)	(19,446)	(11,636)	(1,594)
Profits from operations
Other income, net	(1,100)	34,670	12,161	1,665
Income from subsidiaries	2,287,509	2,325,611	2,382,621	326,417
Net profit	2,266,382	2,340,835	2,383,146	326,488
Net profit attributable to ordinary shareholders	2,266,382	2,340,835	2,383,146	326,488

Schedule of cash flow statement

Statements of cash flows

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ Note 2(f)

Net cash (used in) provided by operating activities for Third-parties	(36,357)	9,545	(14,877)	(2,038)
Net cash (used in) provided by operating activities	(36,357)	9,545	(14,877)	(2,038)
Collection of loans from Group companies	455,144	32,913	251,998	34,524
Cash paid as loans extended to Group companies	(402,570)	(499,562)	(14,009)	(1,919)
Other investing activities	(48,275)	-	(14,379)	(1,970)
Net cash provided by (used in) investing activities	4,299	(466,649)	223,610	30,635
Repayment of loans to Group companies	(487,333)	(74,346)	(12,708)	(1,741)
Cash received as loans from Group companies	1,240,317	1,491,485	902,451	123,635
Other financing activities	(702,674)	(1,110,984)	(1,084,539)	(148,581)
Net cash (used in) provided by financing activities	50,310	306,155	(194,796)	(26,687)